UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        4/16/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              82

Form 13F Information Table Value Total:  $156,097,591.55
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
BB&T                                      Com            054937107  182062.00     5800          SOLE                Sole      0    0
Public Storage 6.875% Pfd Series M        Com            74460d232  183970.50     7350          SOLE                Sole      0    0
Cree Inc Com                              Com            225447101  191361.50     6050          SOLE                Sole      0    0
BB&T Capt Trust VI 9.6% 08/01/64 Series B Com            05531b201  220920.00     8400          SOLE                Sole      0    0
Joy Global                                Com            481165108  262762.50     3575          SOLE                Sole      0    0
Magellan Midstream Partners LP            Com            559080106  289360.00     4000          SOLE                Sole      0    0
Sysco                                     Com            871829107  298600.00    10000          SOLE                Sole      0    0
American Express                          Com            025816109  300524.84     5194          SOLE                Sole      0    0
Public Storage 6.35% Pfd Series R         Com            74460d125  301389.75    11175          SOLE                Sole      0    0
NorthWestern Corp                         Com            668074305  304956.00     8600          SOLE                Sole      0    0
US Bancorp 7.189% Pfd Series A            Com            902973866  321530.00      407          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow)   Com            94979b204  327640.80    12940          SOLE                Sole      0    0
Alere                                     Com            01449j105  358938.00    13800          SOLE                Sole      0    0
M&T Capital Trust IV 8.50% pfd A          Com            55292c203  383855.85    14679          SOLE                Sole      0    0
(c013113)
FMC Corp                                  Com            302491303  420264.20     3970          SOLE                Sole      0    0
Royal Dutch Shell Cl-A ADR                Com            780259206  432000.80     6160          SOLE                Sole      0    0
Tractor Supply                            Com            892356106  446008.00     4925          SOLE                Sole      0    0
Cameron International                     Com            13342B105  446941.80     8460          SOLE                Sole      0    0
Waters                                    Com            941848103  448937.70     4845          SOLE                Sole      0    0
Bruker                                    Com            116794108  450267.10    29410          SOLE                Sole      0    0
Starwood Htls & Resorts                   Com            85590A401  455228.70     8070          SOLE                Sole      0    0
Goldman Sachs                             Com            38141g104  459795.89     3697          SOLE                Sole      0    0
Hershey                                   Com            427866108  463060.57     7550          SOLE                Sole      0    0
BorgWarner                                Com            099724106  492545.60     5840          SOLE                Sole      0    0
Hain Celestial Group                      Com            405217100  511481.75    11675          SOLE                Sole      0    0
Enterprise Products Partners              Com            293792107  519336.30    10290          SOLE                Sole      0    0
Aetna                                     Com            00817y108  597907.20    11920          SOLE                Sole      0    0
Calpine                                   Com            131347304  601059.25    34925          SOLE                Sole      0    0
CVR Partners LP                           Com            126633106  627255.00    23850          SOLE                Sole      0    0
Dow Chemical                              Com            260543103  646902.00    18675          SOLE                Sole      0    0
BE Aerospace                              Com            073302101  653368.20    14060          SOLE                Sole      0    0
Ultra Petroleum Corp                      Com            903914109  705150.80    31160          SOLE                Sole      0    0
Merck                                     Com            58933y105  708288.00    18445          SOLE                Sole      0    0
NuStar Energy LP                          Com            67058h102  721366.80    12210          SOLE                Sole      0    0
Cisco                                     Com            17275R102  807612.75    38185          SOLE                Sole      0    0
Varian Medical Systems                    Com            92220p105  808556.00    11725          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                  Com            25243q205  817837.50     8475          SOLE                Sole      0    0
Teva Pharmaceutical ADR                   Com            881624209 1002359.70    22245          SOLE                Sole      0    0
Google Cl A                               Com            38259p508 1168980.52     1823          SOLE                Sole      0    0
3M                                        Com            88579Y101 1179802.25    13225          SOLE                Sole      0    0
CVS                                       Com            126650100 1197056.00    26720          SOLE                Sole      0    0
Western Gas Partners LP                   Com            958254104 1326812.50    28750          SOLE                Sole      0    0
Schlumberger                              Com            806857108 1348809.84    19288          SOLE                Sole      0    0
Thermo Fisher Scientific                  Com            883556102 1373698.70    24365          SOLE                Sole      0    0
Monsanto                                  Com            61166w101 1409917.52    17677          SOLE                Sole      0    0
Cummins                                   Com            231021106 1521563.30    12675          SOLE                Sole      0    0
Roche Holding AG                          Com            771195104 1557355.52    35840          SOLE                Sole      0    0
EOG Resources                             Com            26875p101 1752602.50    15775          SOLE                Sole      0    0
Corning                                   Com            219350105 1866022.40   132530          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd    Com            842400756 1927743.75    19350          SOLE                Sole      0    0
Waste Management                          Com            94106L109 1966150.40    56240          SOLE                Sole      0    0
Nestle SA Spons ADR                       Com            641069406 1967278.20    31305          SOLE                Sole      0    0
National Oilwell Varco                    Com            637071101 2006220.15    25245          SOLE                Sole      0    0
Sempra Energy                             Com            816851109 2096201.60    34960          SOLE                Sole      0    0
Apple Computer                            Com            037833100 2206943.55     3681          SOLE                Sole      0    0
Cullen Frost Bankers                      Com            229899109 2253116.80    38720          SOLE                Sole      0    0
Greenlight Capital                        Com            G4095J109 2279013.90    92530          SOLE                Sole      0    0
Xilinx                                    Com            983919101 2313186.84    63410          SOLE                Sole      0    0
Novartis AG ADR                           Com            66987v109 2593465.05    46805          SOLE                Sole      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                     COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
----------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ----------------
                                                                              SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER               TITLE OF CLASS   CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ---- ------ ----
Life Technologies                         Com            53217v109 2620267.04    53672          SOLE                Sole      0    0
Canadian Natural Resources                Com            136385101 2699856.60    81370          SOLE                Sole      0    0
Applied Materials                         Com            038222105 2979024.15   239375          SOLE                Sole      0    0
Loews Corp                                Com            540424108 2995034.40    75120          SOLE                Sole      0    0
Wal-Mart                                  Com            931142103 3158226.00    51605          SOLE                Sole      0    0
Pepsico                                   Com            713448108 3304495.40    49804          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA     Com            833635105 3398753.10    57930          SOLE                Sole      0    0
Altera                                    Com            021441100 3444828.20    86510          SOLE                Sole      0    0
Costco Wholesale                          Com            22160k105 3611570.00    39775          SOLE                Sole      0    0
Emerson Electric                          Com            291011104 3685212.50    70625          SOLE                Sole      0    0
American Tower Corp Cl A                  Com            03027x100 3994207.60    63380          SOLE                Sole      0    0
Rogers                                    Com            775109200 4020220.50   101265          SOLE                Sole      0    0
Procter & Gamble                          Com            742718109 4093425.05    60905          SOLE                Sole      0    0
US Bancorp Float Rate Pfd                 Com            902973155 4194907.20   187440          SOLE                Sole      0    0
3.5%min(c041511)
Coca Cola                                 Com            191216100 4199697.45    56745          SOLE                Sole      0    0
Halliburton                               Com            406216101 4448986.64   134046          SOLE                Sole      0    0
Johnson & Johnson                         Com            478160104 4764950.40    72240          SOLE                Sole      0    0
Vodafone PLC ADR                          Com            92857w209 4958104.29   179187          SOLE                Sole      0    0
Microsoft                                 Com            594918104 5624981.71   174391          SOLE                Sole      0    0
Wells Fargo                               Com            949746101 5956905.40   174485          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B               Com            084670702 6140863.95    75673          SOLE                Sole      0    0
Qualcomm                                  Com            747525103 6422922.72    94371          SOLE                Sole      0    0
Exxon Mobil                               Com            30231g102 9896806.61   114111          SOLE                Sole      0    0